Flight Equipment Held For Sale (Details) - item	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of aircraft held for sale		6	5
Number of engines held for sale		4
Number of aircraft sold	5